UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21596

MUNDOVAL FUNDS

(Exact name of registrant as specified in charter)

                                                                                                                   1150 Silverado Street, #223

                                                                                                                     La Jolla, CA                              92037

                                                                                                                                                     (Address of principal executive offices)

                                                                                                                                                             (Zip code)

Arthur Q. Johnson

Mundoval Funds

1150 Silverado Street, #223

La Jolla, CA 92037

(Name and address of agent for service)

Registrant’s telephone number, including area code: (858) 454-4837

Date of fiscal year end: August 31

Date of reporting period: November 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Mundoval Fund

	Schedule of Investments
	November 30, 2006 (Unaudited)

Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Bottled & Canned Soft Drinks & Carbonated Water
2,200	Cadbury Schweppes plc	$ 91,322	0.88%

Cement, Hydraulic
9,000	Cemex SA de CV **	292,860	2.83%

Chemicals & Allied Products
1,500	BASF AG	138,915	1.34%

Commercial Banks, NEC
5,300	Citigroup Inc.	262,827
17,500	Mitsubishi Tokyo Financial Group Inc. * **	222,950
		485,777	4.69%

Computer Communications Equipment
14,000	Cisco Systems Inc. *	376,740	3.64%

Crude Petroleum & Natural Gas
3,200	CNOOC Ltd. **	284,320	2.75%

Electronic Computers
12,000	Dell Inc. *	326,880	3.16%

Electronic Connectors
10,000	Tyco International Ltd.	302,900	2.93%

Finance Services
6,300	First Data Corp.	159,075	1.54%

Fire, Marine & Casualty Insurance
4,200	American International Group Inc.	295,344	2.85%

Food and Kindred Products
3,000	Altria Group Inc.	252,630
2,900	Nestle SA * **	257,810
10,500	Unilever plc **	282,765
		793,205	7.66%

Life Insurance
7,700	ING Group NV * **	329,483	3.18%

Malt Beverages
5,500	Anheuser-Busch Companies Inc.	261,305	2.52%

Newspapers: Publishing or Publishing & Printing
14,500	News Corporation *	312,185	3.01%

Perfumes, Cosmetics & Other Toilet Preparations
4,000	Colgate-Palmolive Co.	260,200	2.51%

Pharmaceutical Preparations
2,000	AstraZeneca plc **	115,780
4,200	Johnson & Johnson	276,822
11,500	Pfizer Inc.	316,135
6,500	Sanofi-Aventis **	286,065
		994,802	9.61%

Radiotelephone Communications
10,000	Telefonos de Mexico SA de CV **	261,000
6,000	Vodaphone Group plc	158,160
		419,160	4.05%

Rubber & Plastics Footwear
3,100	Nike Inc. Cl B	306,745	2.96%

Semiconductors & Related Devices
28,264	Taiwan Semiconductor Manufacturing Co. Ltd.**	303,838
14,500	Intel Corp.	310,300
		614,138	5.93%

Services-Business Services, NEC
9,000	Western Union Co.	205,200	1.98%

Services-Medical Laboratories
2,100	Laboratory Corp. of America Holdings *	148,680	1.44%

Services-Prepackaged Software
11,000	Microsoft Corp.	322,960	3.12%

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics
4,700	Procter & Gamble Co.	295,113	2.85%

Surgical & Medical Instruments & Apparatus
3,000	3M Co.	244,380	2.36%

Telephone Communications
9,500	China Mobile Hong Kong Ltd. **	400,900	3.87%

Total for Common Stock (Cost - $6,803,906)		$ 8,662,589	83.66%

Cash Equivalents
1,914,501	First American Treasury Obligation Fund Cl Y 4.88% ***	1,914,501	18.49%
	(Cost - $1,914,501)

	Total Investments	10,577,090	102.15%
	(Cost - $8,718,407)

	Liabilities in excess of Other Assets	(222,682)	-2.15%

	Net Assets	$ 10,354,409	100.00%

* Non-Income Producing Securities.
** ADR - American Depository Receipt.
*** Variable Rate Security: The Coupon Rate shown represents the rate at November 30, 2006.

NOTES TO FINANCIAL STATEMENTS

MUNDOVAL FUND (Unaudited)

1. SECURITY TRANSACTIONS

At November 30, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $6,803,906 amounted to $1,858,684, which consisted of aggregate gross unrealized appreciation of $1,879,475 and aggregate gross unrealized depreciation of $20,791.

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MUNDOVAL FUNDS

By : /s/ Arthur Q. Johnson

       Arthur Q. Johnson

       President

Date :               1/25/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ Arthur Q. Johnson

       Arthur Q. Johnson

       President

Date :               1/25/07

By : /s/ Arthur Q. Johnson

       Arthur Q. Johnson

       Chief Financial Officer

Date :               1/25/07